Cash Dividend (Details) $ / shares in Units, ¥ in Millions, $ in Millions				12 Months Ended
	Dec. 13, 2018 $ / shares	Dec. 31, 2017 CNY (¥)	Oct. 23, 2017 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)
CASH DIVIDEND
Cash dividends declared (Per share) | $ / shares	$ 0.34		$ 0.16
Cash dividends recorded as a reduction against retained earnings		¥ 295		¥ 678	¥ 660	¥ 295
Cash dividends recorded as a receivable in other current assets		¥ 11				¥ 11
Dividends payable				¥ 678	¥ 658		$ 97	$ 100